Loans (Details 8) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Beginning balance	$ 9,995	$ 11,041
Charge-offs	(852)	(1,981)
Recoveries	347	551
Provision (recovery) for loan losses	636	384
Loans, ending balance	10,126	9,995
Allowance for credit loss-loans	10,126	9,995
Allowance for credit loss unfunded loan commitments	1,403	1,101
Total allowance for credit losses	11,529	11,096
Consumer And All Other [Member]
Charge-offs	(529)	(716)
Recoveries	185	165
Provision (recovery) for loan losses	299	515
Allowance for credit loss-loans	164	209
Allowance for credit loss unfunded loan commitments	4	2
Total allowance for credit losses	168	211
Loans, ending balance	164	209
Beginning balance	209	245
Multifamily and Farmland
Charge-offs	0	0
Recoveries	0	0
Provision (recovery) for loan losses	(12)	(22)
Allowance for credit loss-loans	234	246
Allowance for credit loss unfunded loan commitments	0	0
Total allowance for credit losses	234	246
Loans, ending balance	234	246
Beginning balance	246	268
Construction and land development
Beginning balance	3,385	3,913
Charge-offs	(31)	0
Recoveries	31	0
Provision (recovery) for loan losses	(83)	(528)
Allowance for credit loss-loans	3,302	3,385
Allowance for credit loss unfunded loan commitments	1,370	1,096
Total allowance for credit losses	4,672	4,481
Loans, ending balance	3,302	3,385
Single-Family Residential
Charge-offs	(5)	(131)
Recoveries	54	129
Provision (recovery) for loan losses	62	(96)
Allowance for credit loss-loans	3,497	3,386
Allowance for credit loss unfunded loan commitments	8	3
Total allowance for credit losses	3,505	3,389
Loans, ending balance	3,497	3,386
Beginning balance	3,386	3,484
Commercial
Charge-offs	0	0
Recoveries	0	202
Provision (recovery) for loan losses	153	(197)
Allowance for credit loss-loans	2,475	2,322
Allowance for credit loss unfunded loan commitments	6	0
Total allowance for credit losses	2,481	2,322
Loans, ending balance	2,475	2,322
Beginning balance	2,322	2,317
Commercial loan One
Charge-offs	(287)	(1,134)
Recoveries	77	55
Provision (recovery) for loan losses	217	713
Allowance for credit loss-loans	453	446
Allowance for credit loss unfunded loan commitments	15	0
Total allowance for credit losses	468	446
Loans, ending balance	453	446
Beginning balance	446	812
Farm
Charge-offs	0	0
Recoveries	0	0
Provision (recovery) for loan losses	0	(1)
Allowance for credit loss-loans	1	1
Allowance for credit loss unfunded loan commitments	0	0
Total allowance for credit losses	1	1
Loans, ending balance	1	1
Beginning balance	$ 1	$ 2